EQUITY ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Disclosure of change in equity investments

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Balance at beginning of period	$2,065	$1,480
Acquisitions through business combinations	—	461
Additions	10	134
Share of net income (loss)	53	165
Share of other comprehensive income (loss)	(1)	2
Distributions received	(89)	(167)
Foreign currency translation	12	(10)
Balance at end of period	$2,050	$2,065